Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 966,000.00
Previously Paid Amount	0.00
Total Fee Amount	133.40
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 133.40
Narrative - Max Aggregate Offering Price	$ 966,000.00
Final Prospectus	true